GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSES
16. GENERAL AND ADMINISTRATIVE EXPENSES

16. GENERAL AND ADMINISTRATIVE EXPENSES

For the three and six months ended June 30, 2021 and 2020, general and administrative expenses were comprised of:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
(in thousands)	2021	2020	2021	2020
Salaries and benefits	$1,561	$980	$2,398	$1,976
Professional fees	777	251	1,259	850
Share-based compensation	336	213	625	1,825
Administrative	1,143	12	2,004	82
Total general and administrative expenses	$3,817	$1,456	$6,286	$4,733

20. GENERAL AND ADMINISTRATIVE EXPENSES

For the years ended December 31, 2020, 2019 and 2018, general and administrative expenses were comprised of:

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

Years Ended December 31,
(in thousands)	2020	2019	2018
Salaries and benefits	$5,032	$12,697	$3,452
Professional fees	1,650	2,229	640
Licensing and supplies	267	870	556
Share-based compensation	2,200	3,385	270
Administrative	2,613	4,292	3,861
Transaction and other special charges(1)	-	2,341	-
Total general and administrative expenses	$11,762	$25,814	$8,779

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(1) Include charges associated with acquisitions and the Company’s reverse takeover.